UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    M.D. Sass Associates, Inc.
Address: 1185 Avenue of the Americas, 18th Floor
         New York, NY, 10036

Form 13 F File Number: 28-12005

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Rosemary Mooney
Title:  Vice President & Head of Operations
Phone:  (212) 843-8956

Signature, Place, and Date of Signing:

____________________________     ______________________         _______________
        [Signature]                  [City, State]                  [Date]

Report Type (Check only one.)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number          Name

28- __________________        __________________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     16,138,676

Form 13F Information Table Value Total:     678,251
                                            (Thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                   FORM 13F INFORMATION TABLE

                                                               VALUE       SHARES/PRN  SH/  PUT/  INVSTMT  OTHER
            NAME OF ISSUER     TITLE OF CLASS    CUSIP       (X$1000)         AMT      PRN  CALL  DSCRETN  MANAGER
--------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO            COMMON STOCK    025816109       22,892       572,025     SH          SOLE      1
AMERICAN EXPRESS CO            COMMON STOCK    025816109          208         5,200     SH
BAKER HUGHES INC               COMMON STOCK    057224107       32,510       367,050     SH          SOLE      1
BAKER HUGHES INC               COMMON STOCK    057224107          301         3,400     SH
BOEING CO                      COMMON STOCK    097023105       21,975       335,750     SH          SOLE      1
BOEING CO                      COMMON STOCK    097023105          203         3,100     SH
CA INC                         COMMON STOCK    12673P105            0            16     SH          SOLE
CHICAGO BRIDGE & IRON CO N V   COMMON STOCK    167250109       27,433       698,050     SH          SOLE      1
CHICAGO BRIDGE & IRON CO N V   COMMON STOCK    167250109          263         6,700     SH
COPART INC                     COMMON STOCK    217204106            0             0     SH          SOLE
CORNING INC                    COMMON STOCK    219350105       27,529     1,218,100     SH          SOLE      1
CORNING INC                    COMMON STOCK    219350105          262        11,600     SH
CVS CAREMARK CORPORATION       COMMON STOCK    126650100       19,720       503,050     SH          SOLE      1
CVS CAREMARK CORPORATION       COMMON STOCK    126650100          184         4,700     SH
DISNEY WALT CO                 COMMON STOCK    254687106       26,625       857,500     SH          SOLE      1
DISNEY WALT CO                 COMMON STOCK    254687106          227         7,300     SH
E M C CORP MASS                COMMON STOCK    268648102       17,076     1,165,600     SH          SOLE      1
E M C CORP MASS                COMMON STOCK    268648102          163        11,100     SH
EXXON MOBIL CORP               COMMON STOCK    30231G102           88         1,000     SH          SOLE
GENERAL ELECTRIC CO            COMMON STOCK    369604103       13,276       489,525     SH          SOLE      1
GENERAL ELECTRIC CO            COMMON STOCK    369604103          125         4,600     SH
HALLIBURTON CO                 COMMON STOCK    406216101       33,130       614,550     SH          SOLE      1
HALLIBURTON CO                 COMMON STOCK    406216101          307         5,700     SH
HARLEY DAVIDSON INC            COMMON STOCK    412822108       24,936       677,250     SH          SOLE      1
HARLEY DAVIDSON INC            COMMON STOCK    412822108          236         6,400     SH
INTEL CORP                     COMMON STOCK    458140100       21,342       989,445     SH          SOLE      1
INTEL CORP                     COMMON STOCK    458140100          205         9,500     SH
JOHNSON & JOHNSON              COMMON STOCK    478160104       25,982       401,636     SH          SOLE      1
JOHNSON & JOHNSON              COMMON STOCK    478160104          239         3,700     SH
MEDTRONIC INC                  COMMON STOCK    585055106       25,581       497,100     SH          SOLE      1
MEDTRONIC INC                  COMMON STOCK    585055106          237         4,600     SH
METLIFE INC                    COMMON STOCK    59156R108       28,067       534,300     SH          SOLE      1
METLIFE INC                    COMMON STOCK    59156R108          257         4,900     SH
MICROSOFT CORP                 COMMON STOCK    594918104       24,433       909,300     SH          SOLE      1
MICROSOFT CORP                 COMMON STOCK    594918104          223         8,300     SH
NATIONAL OILWELL VARCO INC     COMMON STOCK    637071101       16,711       184,800     SH          SOLE      1
NATIONAL OILWELL VARCO INC     COMMON STOCK    637071101          154         1,700     SH
POLO RALPH LAUREN CORP         COMMON STOCK    731572103       20,237       322,550     SH          SOLE      1
POLO RALPH LAUREN CORP         COMMON STOCK    731572103          188         3,000     SH
PRECISION CASTPARTS CORP       COMMON STOCK    740189105       22,622       229,600     SH          SOLE      1
PRECISION CASTPARTS CORP       COMMON STOCK    740189105          217         2,200     SH
PSYCHIATRIC SOLUTIONS INC      COMMON STOCK    74439H108       20,421       531,650     SH          SOLE      1
PSYCHIATRIC SOLUTIONS INC      COMMON STOCK    74439H108          188         4,900     SH
QUALCOMM INC                   COMMON STOCK    747525103       21,952       479,100     SH          SOLE      1
QUALCOMM INC                   COMMON STOCK    747525103          202         4,400     SH
QUEST DIAGNOSTICS INC          COMMON STOCK    74834L100       24,236       509,050     SH          SOLE      1
QUEST DIAGNOSTICS INC          COMMON STOCK    74834L100          205         4,300     SH
ROCKWELL AUTOMATION INC        COMMON STOCK    773903109       19,278       444,200     SH          SOLE      1
ROCKWELL AUTOMATION INC        COMMON STOCK    773903109          180         4,150     SH
SAFEWAY INC                    COMMON STOCK    786514208       20,026       692,450     SH          SOLE      1
SAFEWAY INC                    COMMON STOCK    786514208          191         6,600     SH
SCHLUMBERGER LTD               COMMON STOCK    806857108       29,313       266,825     SH          SOLE      1
SCHLUMBERGER LTD               COMMON STOCK    806857108          264         2,400     SH
TRANSOCEAN INC                 COMMON STOCK    G90073100       32,136       211,186     SH          SOLE      1
TRANSOCEAN INC                 COMMON STOCK    G90073100          307         2,018     SH
WEATHERFORD INTERNATIONAL LTD  COMMON STOCK    G95089101       33,200       688,800     SH          SOLE      1
WEATHERFORD INTERNATIONAL LTD  COMMON STOCK    G95089101          308         6,400     SH
ZEBRA TECHNOLOGIES CORP        COMMON STOCK    989207105       19,311       599,150     SH          SOLE      1
ZEBRA TECHNOLOGIES CORP        COMMON STOCK    989207105          168         5,200     SH


                                     VOTING AUTHORITY
            NAME OF ISSUER         SOLE   SHARED    NONE
----------------------------------------------------------
AMERICAN EXPRESS CO              534,675     0     37,350
AMERICAN EXPRESS CO                    0     0      5,200
BAKER HUGHES INC                 342,700     0     24,350
BAKER HUGHES INC                       0     0      3,400
BOEING CO                        313,700     0     22,050
BOEING CO                              0     0      3,100
CA INC                                16     0          0
CHICAGO BRIDGE & IRON CO N V     652,050     0     46,000
CHICAGO BRIDGE & IRON CO N V           0     0      6,700
COPART INC                             0     0          0
CORNING INC                    1,131,500     0     86,600
CORNING INC                            0     0     11,600
CVS CAREMARK CORPORATION         469,950     0     33,100
CVS CAREMARK CORPORATION               0     0      4,700
DISNEY WALT CO                   802,200     0     55,300
DISNEY WALT CO                         0     0      7,300
E M C CORP MASS                1,088,800     0     76,800
E M C CORP MASS                        0     0     11,100
EXXON MOBIL CORP                   1,000     0          0
GENERAL ELECTRIC CO              457,625     0     31,900
GENERAL ELECTRIC CO                    0     0      4,600
HALLIBURTON CO                   575,050     0     39,500
HALLIBURTON CO                         0     0      5,700
HARLEY DAVIDSON INC              633,050     0     44,200
HARLEY DAVIDSON INC                    0     0      6,400
INTEL CORP                       921,095     0     68,350
INTEL CORP                             0     0      9,500
JOHNSON & JOHNSON                375,206     0     26,430
JOHNSON & JOHNSON                      0     0      3,700
MEDTRONIC INC                    464,500     0     32,600
MEDTRONIC INC                          0     0      4,600
METLIFE INC                      499,250     0     35,050
METLIFE INC                            0     0      4,900
MICROSOFT CORP                   850,400     0     58,900
MICROSOFT CORP                         0     0      8,300
NATIONAL OILWELL VARCO INC       172,800     0     12,000
NATIONAL OILWELL VARCO INC             0     0      1,700
POLO RALPH LAUREN CORP           301,450     0     21,100
POLO RALPH LAUREN CORP                 0     0      3,000
PRECISION CASTPARTS CORP         214,500     0     15,100
PRECISION CASTPARTS CORP               0     0      2,200
PSYCHIATRIC SOLUTIONS INC        496,750     0     34,900
PSYCHIATRIC SOLUTIONS INC              0     0      4,900
QUALCOMM INC                     448,900     0     30,200
QUALCOMM INC                           0     0      4,400
QUEST DIAGNOSTICS INC            475,100     0     33,950
QUEST DIAGNOSTICS INC                  0     0      4,300
ROCKWELL AUTOMATION INC          414,400     0     29,800
ROCKWELL AUTOMATION INC                0     0      4,150
SAFEWAY INC                      646,650     0     45,800
SAFEWAY INC                            0     0      6,600
SCHLUMBERGER LTD                 250,225     0     16,600
SCHLUMBERGER LTD                       0     0      2,400
TRANSOCEAN INC                   197,000     0     14,186
TRANSOCEAN INC                         0     0      2,018
WEATHERFORD INTERNATIONAL LTD    643,100     0     45,700
WEATHERFORD INTERNATIONAL LTD          0     0      6,400
ZEBRA TECHNOLOGIES CORP          554,750     0     44,400
ZEBRA TECHNOLOGIES CORP                0     0      5,200

TOTAL VALUE (X$1000):                     678,251
TOTAL SHARES PRN/AMT:                  16,138,676

TOTAL SOLE SHARES/PRN AMT:             14,928,392
TOTAL SHARED SHARES/PRN AMT:                    0
TOTAL NONE SHARES/PRN AMT:              1,210,284